Summary of Significant Accounting Policies (Weighted Average Number of Shares Outstanding) (Details)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
The Weighted Average Number of Shares Outstanding [Abstract]
Basic	3,406,194	3,446,662	3,446,133
Diluted	3,406,194	3,446,662	3,446,133